PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Cost	$ 10,414,902	$ 10,338,277
Less: accumulated depreciation and amortization	(4,880,908)	(4,467,372)
Property and equipment, net	5,533,994	5,870,905
Buildings [Member]
Property and Equipment, Net
Cost	7,621,676	6,186,373
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	1,187,064	1,112,670
Leasehold improvements [Member]
Property and Equipment, Net
Cost	1,094,238	1,080,737
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	259,815	246,255
Transportation [Member]
Property and Equipment, Net
Cost	192,151	190,843
Construction in progress [Member]
Property and Equipment, Net
Cost	1,491	1,464,866
Freehold land [Member]
Property and Equipment, Net
Cost	$ 58,467	$ 56,533